PROVISION FOR WARRANTY COST (Tables)	6 Months Ended
Jun. 30, 2023
Provision For Warranty Cost
Schedule of provision for warranty cost

$
Balance at December 31, 2021	1,669

Additions	499
Warranty claims applied	(841)
Change in estimate of warranty provision	421
Change in foreign exchange	(39)
Balance at December 31, 2022	1,709
Additions	147
Warranty claims applied	(276)
Change in estimate of warranty provision	(996)
Change in foreign exchange	6
Balance at June 30, 2023	590
Less: Current portion	506
Long-term portion of warranty provision	84